Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Other Assets [abstract]
Taxes recoverable	$ 105.0	$ 105.6
Other debtors	73.7	72.8
Prepaid expenses	36.2	36.5
Court-mandated escrow deposits	24.9	26.8
Loan with a joint operation	25.7	25.2
Advances to employees	19.6	4.9
Advances for services to be rendered	13.7	5.2
Collateralized accounts receivable	9.9	13.9
Other	10.6	10.7
Total	319.3	301.6
Current portion	193.7	180.9
Non-current portion	125.6	120.7
ICMS (State Value-added Tax) and IPI (Excise Tax)	65.7	69.3
PIS (Social Integration Program) and COFINS	27.6	19.7
Income tax and social security on net income	5.6	7.5
ISS (Service tax)	4.4	4.6
Other	1.7	4.5
Total	105.0	105.6
Current portion	37.4	50.0
Non-current portion	$ 67.6	$ 55.6